Loans and Allowance for Loan Losses (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts	7	20
Recorded Investment	$ 2,390	$ 8,232
Commercial and Industrial [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		0
Recorded Investment		0
Installment [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		0
Recorded Investment		0
1-4 family residential construction [Member] | Construction [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		1
Recorded Investment		1,598
Commercial construction [Member] | Construction [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts	6	0
Recorded Investment	1,740	0
Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		1
Recorded Investment		3,628
Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		0
Recorded Investment		0
Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts	1	18
Recorded Investment	650	3,006
Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		0
Recorded Investment		$ 0